Balance Sheets (Parenthetical)	3 Months Ended	12 Months Ended
	Oct. 31, 2022 $ / shares shares	Jul. 31, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares authorized	8,225,000	8,225,000
Temporary equity, redemption price per share | $ / shares	$ 10.08	$ 10.03
Temporary equity, shares issued	400,000	400,000
Temporary equity, par value | $ / shares	$ 8.32	$ 8.27
Common stock, par value | $ / shares	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares outstanding	2,448,500	2,448,500
Common stock, shares issued	2,448,500	2,448,500
Common stock, shares subjected to redemption		400,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, forfeited	281,250